1
The Gabelli ABC Fund
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 58.0%
Aerospace and Defense — 0.0%
3,000 Triumph Group Inc.† ................................ $ 76,020
Automotive — 0.2%
35,000 Iveco Group NV ........................................ 570,332
35,000 Pinewood Technologies Group plc ............ 146,936
717,268
Broadcasting — 1.7%
9,000 Cogeco Inc. .............................................. 397,012
2,000 Liberty Media Corp.-Liberty Formula One,
Cl. A† ................................................... 162,940
168,000 Sinclair Inc. .............................................. 2,676,240
223,200 TEGNA Inc. .............................................. 4,066,704
7,302,896
Building and Construction — 20.6%
9,000 H&E Equipment Services Inc. ................... 853,110
1,500 Johnson Controls International plc ............ 120,165
808,800 Lennar Corp., Cl. B ................................... 88,215,816
2,000 The AZEK Co. Inc.† ................................... 97,780
89,286,871
Business Services — 0.8%
79,200 Dawson Geophysical Co. .......................... 97,416
10,000 Despegar.com Corp.† ............................... 187,900
50,000 Dun & Bradstreet Holdings Inc. ................. 447,000
6,500 Global Blue Group Holding AG† ................ 47,840
18,000 Just Eat Takeaway.com NV† ..................... 377,201
18,500 McGrath RentCorp ................................... 2,060,900
20,000 Sanyo Special Steel Co. Ltd. ..................... 364,824
2,000 The Interpublic Group of Companies Inc. .. 54,320
3,637,401
Cable and Satellite — 0.7%
1,000 Charter Communications Inc., Cl. A† ......... 368,530
55,000 Liberty Latin America Ltd., Cl. A† .............. 348,150
500,000 WideOpenWest Inc.† ................................ 2,475,000
3,191,680
Computer Software and Services — 1.0%
400 ANSYS Inc.† ............................................ 126,624
2,000 Desktop Metal Inc., Cl. A† ......................... 9,820
16,400 Digi International Inc.† ............................. 456,412
1,000 Fiserv Inc.† .............................................. 220,830
10,000 Fuji Soft Inc. ............................................. 654,710
9,200 Gen Digital Inc. ......................................... 244,168
50,000 Logility Supply Chain Solutions Inc. .......... 713,000
10,000 Paycor HCM Inc.† .................................... 224,400
6,000 Playtech plc† ............................................ 54,021
3,000 Rocket Internet SE† .................................. 53,362
1,800 Rockwell Automation Inc. ......................... 465,084
20,000 SolarWinds Corp. ..................................... 368,600
Shares
Market
Value
60,000 Stratasys Ltd.† ......................................... $ 587,400
4,178,431
Consumer Products — 0.4%
10,000 Bang & Olufsen A/S† ................................ 19,943
10,000 Capri Holdings Ltd.† ................................. 197,300
25,000 Energizer Holdings Inc. ............................. 748,000
5,000 iRobot Corp.† ........................................... 13,500
32,000 Pactiv Evergreen Inc. ................................ 576,320
1,555,063
Diversified Industrial — 2.4%
1,215,506 Intevac Inc. .............................................. 4,862,024
70,000 Myers Industries Inc. ................................ 835,100
30,000 Spirit AeroSystems Holdings Inc., Cl. A† ... 1,033,800
37,000 Steel Partners Holdings LP† ..................... 1,517,185
3,500 Target Hospitality Corp.† .......................... 23,030
17,000 United States Steel Corp. .......................... 718,420
12,500 Valmet Oyj ............................................... 337,230
45,000 Velan Inc. ................................................. 508,148
25,000 Wartsila OYJ Abp ..................................... 443,198
10,278,135
Electronics — 1.3%
22,500 Rogers Corp.† .......................................... 1,519,425
517,500 VOXX International Corp.† ........................ 3,881,250
12,400 Yamada Holdings Co. Ltd. ......................... 35,607
5,436,282
Energy and Utilities — 6.0%
48,300 Alerion Cleanpower SpA ........................... 722,819
40,000 ALLETE Inc. ............................................. 2,628,000
16,000 Alvopetro Energy Ltd. ............................... 57,482
25,000 APA Corp. ................................................ 525,500
36,500 ChampionX Corp. ..................................... 1,087,700
4,000 ConocoPhillips ......................................... 420,080
8,000 DMC Global Inc.† ..................................... 67,360
20,000 Endesa SA ................................................ 529,837
46,992 Energy Transfer LP ................................... 873,581
200,000 Gulf Coast Ultra Deep Royalty Trust† ......... 5,000
3,500 Hess Corp. ............................................... 559,055
14,000 Innergex Renewable Energy Inc. ............... 131,629
48,500 National Fuel Gas Co. ................................ 3,840,715
26,000 ONEOK Inc. .............................................. 2,579,720
57,000 Severn Trent plc ....................................... 1,863,569
26,000 Southwest Gas Holdings Inc. .................... 1,866,800
112,000 TXNM Energy Inc. .................................... 5,989,760
50,000 UGI Corp. ................................................. 1,653,500
70,500 Venture Global Inc., Cl. A .......................... 726,150
26,128,257
Entertainment — 2.8%
34,500 Atlanta Braves Holdings Inc., Cl. A† .......... 1,513,515
25,000 Atlanta Braves Holdings Inc., Cl. C† .......... 1,000,250
6,000 Endeavor Group Holdings Inc., Cl. A ......... 165,000

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
127,000 Fox Corp., Cl. B ........................................ $ 6,694,170
170,000 IMAX China Holding Inc.† ......................... 171,498
85 Liberty Media Corp.-Liberty Live, Cl. A† .... 5,715
6,500 Madison Square Garden Sports Corp.† ..... 1,265,680
54,000 Manchester United plc, Cl. A† ................... 706,860
140,000 MultiChoice Group† .................................. 838,015
12,360,703
Financial Services — 3.8%
12,000 AIX Inc., ADR† ......................................... 2,523
120,000 AllianceBernstein Holding LP .................... 4,597,200
5,000 Aquis Exchange plc† ................................ 45,534
1,000 Brookfield Asset Management Ltd., Cl. A ... 48,450
3,800 Brookfield Corp. ....................................... 199,158
2,119 CNFinance Holdings Ltd., ADR† ................ 1,653
7,300 Enstar Group Ltd.† ................................... 2,426,374
23,500 Equitable Holdings Inc. ............................. 1,224,115
2,319 First Bank ................................................. 34,344
32,500 First Horizon Corp. ................................... 631,150
43,200 KKR & Co. Inc. ......................................... 4,994,352
800 Mastercard Inc., Cl. A ............................... 438,496
2,500 Moneylion Inc.† ....................................... 216,275
2,500 Sampo Oyj, Cl. A ...................................... 23,885
6,700 SouthState Corp. ...................................... 621,894
16,000 Valley National Bancorp ............................ 142,240
9,000 Village Bank and Trust Financial Corp. ....... 721,890
16,369,533
Food and Beverage — 0.3%
200 Kellanova ................................................. 16,498
12,000 Olam Group Ltd. ....................................... 8,798
2,000 Pernod Ricard SA ..................................... 197,359
2,500 Primo Brands Corp. .................................. 88,725
18,300 Remy Cointreau SA .................................. 853,645
2,200 The J.M. Smucker Co. .............................. 260,502
1,425,527
Health Care — 5.4%
80,000 Accolade Inc.† .......................................... 558,400
8,500 Amedisys Inc.† ........................................ 787,355
8,500 Biohaven Ltd.† ......................................... 204,340
400 Bio-Rad Laboratories Inc., Cl. A† .............. 97,424
8,500 Bioventus Inc., Cl. A† ............................... 77,775
3,000 Checkpoint Therapeutics Inc.† .................. 12,120
3,000 Chimerix Inc.† .......................................... 25,530
18,000 Cross Country Healthcare Inc.† ................. 268,020
5,700 Globus Medical Inc., Cl. A† ....................... 417,240
500 ICU Medical Inc.† ..................................... 69,430
32,000 Idorsia Ltd.† ............................................ 36,858
300 Illumina Inc.† ........................................... 23,802
100,000 Intra-Cellular Therapies Inc.† .................... 13,192,000
3,500 LENSAR Inc.† .......................................... 49,420
Shares
Market
Value
433,000 Myrexis Inc.† ........................................... $ 3,031
101,500 Nevro Corp.† ............................................ 592,760
1,500 Patterson Cos. Inc. ................................... 46,860
73,200 Perrigo Co. plc ......................................... 2,052,528
11,666 QIAGEN NV .............................................. 468,390
6,000 QuidelOrtho Corp.† ................................... 209,820
10,000 Surgery Partners Inc.† ............................. 237,500
98,000 SurModics Inc.† ....................................... 2,991,940
3,000 TherapeuticsMD Inc.† .............................. 2,775
132,000 Viatris Inc. ............................................... 1,149,720
23,575,038
Hotels and Gaming — 0.5%
40,000 Entain plc ................................................. 298,549
500 Everi Holdings Inc.† ................................. 6,835
130,000 Playa Hotels & Resorts NV† ...................... 1,732,900
2,038,284
Machinery — 1.0%
32,405 Astec Industries Inc. ................................. 1,116,352
25,000 CFT SpA†(a) ............................................. 124,350
250,000 CNH Industrial NV .................................... 3,070,000
4,310,702
Metals and Mining — 1.8%
200,000 Ampco-Pittsburgh Corp.† ......................... 434,000
5,000 Endeavour Mining plc ............................... 120,149
32,500 Freeport-McMoRan Inc. ............................ 1,230,450
4,257 Kinross Gold Corp. ................................... 53,632
30,500 Newmont Corp. ........................................ 1,472,540
83,000 Pan American Silver Corp. ........................ 2,143,890
92,000 Sierra Metals Inc.† ................................... 50,324
10,000 Vulcan Materials Co. ................................. 2,333,000
7,837,985
Paper and Forest Products — 0.1%
5,000 International Paper Co. ............................. 266,750
Publishing — 0.2%
60,111 Lee Enterprises Inc.† ................................ 623,952
35,000 The E.W. Scripps Co., Cl. A† ..................... 103,600
727,552
Real Estate — 2.5%
500 American Tower Corp., REIT ..................... 108,800
4,000 Healthcare Realty Trust Inc., REIT ............. 67,600
405,500 Millrose Properties Inc., REIT† ................. 10,749,805
10,926,205
Retail — 0.5%
24,000 Albertsons Companies Inc., Cl. A .............. 527,760
35,000 Bapcor Ltd. .............................................. 98,851
5,000 Beacon Roofing Supply Inc.† .................... 618,500
13,500 Macy's Inc. .............................................. 169,560
25,000 Nordstrom Inc. ......................................... 611,250
318,000 Sportsman's Warehouse Holdings Inc.† .... 316,124

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
101,770 The Bon-Ton Stores Inc.†(a) ..................... $ 10
2,342,055
Semiconductors — 0.0%
500 Silicon Motion Technology Corp., ADR ...... 25,280
1,000 Tower Semiconductor Ltd.† ...................... 35,660
60,940
Specialty Chemicals — 0.2%
4,000 Covestro AG† ........................................... 256,917
1,200 Linde plc .................................................. 558,768
29,000 Mativ Holdings Inc. .................................. 180,670
18,000 SGL Carbon SE† ....................................... 65,494
1,061,849
Telecommunications — 2.8%
10,500 Frontier Communications Parent Inc.† ...... 376,530
280,000 HKBN Ltd. ................................................ 186,392
119,000 Juniper Networks Inc. ............................... 4,306,610
120,000 Koninklijke KPN NV .................................. 508,254
145,000 Liberty Global Ltd., Cl. A† ......................... 1,668,950
30,000 Liberty Global Ltd., Cl. C† ......................... 359,100
2,081 Liberty Latin America Ltd., Cl. C† .............. 12,923
91,000 Orange Belgium SA† ................................ 1,495,654
61,000 Parrot SA† ............................................... 455,119
100,000 Pharol SGPS SA† ..................................... 5,731
140,000 Spirent Communications plc† ................... 340,893
32,500 Sunrise Communications AG, Cl. A† ......... 1,568,611
245,000 Telefonica Deutschland Holding AG ........... 578,052
6,000 Telephone and Data Systems Inc. .............. 232,440
12,095,259
Transportation — 0.2%
30,000 Air Transport Services Group Inc.† ............ 673,200
Wireless Communications — 0.8%
35,200 Millicom International Cellular SA ............. 1,065,504
35,000 United States Cellular Corp.† .................... 2,420,250
3,485,754
Wireless Telecommunications Services — 0.0%
400,000 NII Holdings Inc., Escrow† ....................... 140,000
TOTAL COMMON STOCKS .................. 251,485,640
CLOSED-END FUNDS — 0.1%
235,000 Altaba Inc., Escrow† ................................. 358,375
RIGHTS — 0.3%
Computer Software and Services — 0.0%
1,000 Flexion Therapeutics Inc., CVR† ................ 100
Health Care — 0.1%
60,000 ABIOMED Inc., CVR† ................................ 96,000
65,000 Adamas Pharmaceuticals Inc., CVR† ......... 813
Shares
Market
Value
65,000 Adamas Pharmaceuticals Inc., CVR† ......... $ 812
50,000 Akouos Inc., CVR† ................................... 25,000
10,000 Albireo Pharma Inc., CVR† ....................... 22,500
411,000 Alimera Sciences Inc., CVR† ..................... 4,110
187,969 Ambit Biosciences Corp., CVR†(a) ............ 0
195,960 Chinook Therapeutics Inc., CVR† .............. 97,980
4,000 CinCor Pharma Inc., CVR† ........................ 12,000
3,000 Decibel Therapeutics Inc., CVR†(a) ........... 0
28,000 Epizyme Inc., CVR† .................................. 560
18,000 Fusion Pharmaceuticals Inc., CVR† ........... 9,000
500,000 Gracell Biotechnologies Inc., CVR† ........... 20,000
30,000 Icosavax Inc., CVR† ................................. 9,000
640,000 Innocoll, CVR†(a) ..................................... 1
3,000 Landos Biopharma Inc., CVR† .................. 7,530
35,000 Mirati Therapeutics Inc., CVR† .................. 17,500
3,000 Opiant Pharmaceuticals Inc., CVR† ........... 1,500
140,000 Paratek Pharmaceuticals Inc., CVR† .......... 2,800
8,000 Poseida Therapeutics Inc., CVR† .............. 4,000
11,000 Prevail Therapeutics Inc., CVR† ................ 2,200
2,000 Radius Health Inc., CVR†(a) ..................... 0
800 Sigilon Therapeutics Inc., CVR† ................ 6,040
339,346
Metals and Mining — 0.2%
10,000 Kinross Gold Corp., CVR†(a) .................... 0
2,200,000 Pan American Silver Corp., CVR† .............. 940,280
940,280
Paper and Forest Products — 0.0%
75,000 Resolute Forest Products Inc., CVR† ......... 112,500
TOTAL RIGHTS ............................... 1,392,226
WARRANTS — 0.0%
Diversified Industrial — 0.0%
102,000 Ampco-Pittsburgh Corp., expire 08/01/25† 1,316
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 41.6%
$ 182,225,000 U.S. Treasury Bills,
4.161% to 4.437%††,
04/10/25 to 09/18/25(b) ........................ 180,712,566
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $356,192,358) ............................. $ 433,950,123

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
SECURITIES SOLD SHORT — (17.0)%
Building and Construction — (16.9)%
640,000 Lennar Corp., Cl. A ......................... $ 73,459,200
Energy and Utilities — (0.1)%
4,000 ConocoPhillips ............................. 420,080
TOTAL SECURITIES SOLD SHORT
(Proceeds received $33,777,671)(c) .... $ 73,879,280
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At March 31, 2025, $27,500,000 of the principal amount was pledged as collateral for options written.
(c) At March 31, 2025, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
As of March 31, 2025, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation/
(Depreciation)
USD 7,237,615 EUR 6,700,000 State Street Bank and Trust Co. 04/30/25 $ (18,819)
USD 1,936,464 GBP 1,500,000 State Street Bank and Trust Co. 04/30/25 (1,031)
USD 839,501 CAD 1,200,000 State Street Bank and Trust Co. 04/30/25 4,395
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS
$ (15,455)